Changes in Capital Accounts, Compensation Cost on Restricted Common Stock (Details) - Restricted Stock [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 30, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Compensation Cost on Restricted Common Stock [Abstract]
Number of shares reserved for issuance (in shares)		31,441	31,441
Number of Shares [Roll Forward]
Outstanding at beginning of period (in shares)		0	350	2,240
Granted (in shares)		0	0	0
Vested (in shares)		0	(350)	(1,890)
Forfeited or expired (in shares)		0	0	0
Outstanding at end of period (in shares)		0	0	350
Weighted Average Grant Date Price [Roll Forward]
Outstanding at beginning of period (in dollars per share)		$ 0	$ 71.4	$ 71.4
Granted (in dollars per share)		0	0	0
Vested (in dollars per share)		0	71.4	71.4
Forfeited or expired (in dollars per share)		0	0	0
Outstanding at end of period (in dollars per share)		$ 0	$ 0	$ 71.4
Awarded December 30, 2020 [Member] | Directors [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Fair value of award granted	$ 320
Vesting period		3 years
Number of Shares [Roll Forward]
Granted (in shares)	4,481
Awarded December 30, 2020 [Member] | Directors [Member] | Vested on Issuance Date [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Vesting percentage	25.00%
Awarded December 30, 2020 [Member] | Directors [Member] | Vest Ratably Over Three Years from Issuance Date [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Vesting percentage	75.00%
General and Administrative Expenses [Member]
Restricted Common Stock [Abstract]
Share-based compensation expense			$ 52	$ 107